Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

6. Intangible Assets, Net

The following table details acquired intangible assets (dollars in thousands):

		September 30, 2024			December 31, 2023
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	2-5 years	$7,812	$(5,190)	2,622	$7,812	$(4,100)	$3,712
Business technology/IP	5 years	2,767	(1,713)	1,054	2,675	(1,328)	1,347

Total intangible assets		$10,579	$(6,903)	3,676	$10,487	$(5,428)	$5,059

Amortization expense was $0.5 million and $0.6 million for the three months ended September 30, 2024 and 2023, respectively, and $1.5 million and $1.8 million for the nine-month periods ended September 30, 2024 and 2023, respectively.

The estimated amortization expense related to intangible assets as of September 30, 2024 is as follows (dollars in thousands):

Year	Amount
2024 (remainder)	$465
2025	1,862
2026	1,082
2027	167
2028	91
Thereafter	9
Total	$3,676

7.	Intangible Assets, Net

The following table details acquired intangible assets (dollars in thousands):

		December 31, 2023			December 31, 2022
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships – North America	5 years	$6,545	$(2,991)	$3,554	$5,820	$(1,755)	$4,065
Customer relationships - International	2 years	1,267	(1,109)	158	1,267	(475)	792
Business technology/IP	5 years	2,675	(1,328)	1,347	2,675	(793)	1,882

Total intangible assets		$10,487	$(5,428)	$5,059	$9,762	$(3,023)	$6,739

Amortization expense was $2.4 million and $20.3 million for the years ended December 31, 2023 and 2022, respectively. In 2022, amortization expense included an $18.1 million charge related to the consideration paid for the contracted acquisition of the Sky Financial portfolio.

The estimated future amortization expense related to intangible assets as of December 31, 2023 is as follows (dollars in thousands):

Year	Amount
2024	$2,002
2025	1,844
2026	992
2027	148
2028	73
Total	$5,059